Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred loan origination costs [Abstract]
Beginning balance	₩ 534,530	₩ 497,368
Loan origination	257,034	232,943
Amortization	(274,749)	(208,998)
Business combination (Note 47)	0	13,217
Ending balance	₩ 516,815	₩ 534,530